SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS [Text Block]

15. Share-Based Payments

The Company has an incentive Stock Option Plan under which non-transferable options to purchase common shares of the Company may be granted to directors, officers, employees or consultants of the Company or any of its subsidiaries. No amounts are paid or payable by the recipient on receipt of the option, and the exercise of the options granted is not dependent on any performance-based criteria. In accordance with these programs, options are exercisable at a price not less than the last closing price of the shares at the grant date.

Under this Stock Option Plan, unless otherwise determined by the board at the time of the granting of the options, 25% of the options granted vest on each of the 6 month, 12 month, 18 month and 24 month anniversaries of the grant date. As per the determination of the board, (a) the stock options granted on June 24, 2019, December 6, 2019, January 14, 2020, March 15, 2021, September 3, 2021 and September 29, 2021 and certain stock options granted on September 15, 2020 fully vested (or shall fully vest) on the 4 month anniversary of the grant date, and (b) other stock options granted on September 15, 2020 and all of the stock options granted October 1, 2021 vested on the grant date.

The following tables summarize information about stock options:

For the year ended December 31, 2021
Exercise Price Range (Cdn$)	Opening Balance	During the period				Closing Balance	Weighted average remaining contractual life (years)	Vested & Exercisable	Unvested
		Granted	Exercised	Forfeiture	Expired
0-0.70	5,505,000	4,096,000	(1,125,000)	-	-	8,476,000	3.55	6,080,000	2,396,000
Weighted Average Exercise Price (Cdn$)	0.30	0.65	0.12			0.53		0.42

For the year ended December 31, 2020
Exercise Price Range (Cdn$)	Opening Balance	During the year				Closing Balance	Weighted average remaining contractual life (years)	Vested & Exercisable	Unvested
		Granted	Exercised	Forfeiture	Expired
0-0.70	4,840,000	665,000	-	-	-	5,505,000	3.07	5,153,750	351,250
Weighted Average Exercise Price (Cdn$)	0.27	0.54				0.30		0.30

During the year ended December 31, 2021, the Company recognized in the statement of loss and comprehensive loss as share-based payments expense $782,815, respectively (year ended December 31, 2020 - $289,665 ; year ended December 31, 2019 - $154,789) representing the vesting of the fair value at the date of grant of stock options previously granted to employees, directors and officers under the Company's Stock Option Plan.

During the year ended December 31, 2021, the Company recognized $251,527 representing the vesting of fair value at the date of grant of stock options previously granted to consultants, which was recorded under consulting, management and professional fees in the consolidated statements of loss and comprehensive loss (year ended December 31, 2020 - $135,876 ; year ended December 31, 2019 - $41,694). In addition, an amount of $138,308 for the year ended December 31, 2021 (year ended December 31, 2020 - $nil ; year ended December 31, 2019 - $8,117) related to stock options issued to employees of the Company's subsidiary in the Congo was capitalized to exploration and evaluation asset.

The value of the options was calculated using the Black-Scholes model and the assumptions at grant date and period end date were as follows:

(i) Risk-free interest rate: 0.26% - 1.66%, which is based on the Bank of Canada benchmark bonds yield 2 to 3 year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the options

(ii) Expected volatility: 66.81% - 101.24%, which is based on the Company's historical stock prices

(iii) Expected life: 0.5 - 3 years

(iv) Expected dividends: $Nil